Analysis of changes in shareholders' equity related to components of the other comprehensive income (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Hedging instruments	€ 363	€ 317
Translation adjustment gains and losses	(374)	200	€ (414)
Change in assets available at fair value			94
Change in actuarial gains and losses	176	59	€ (13)
Actuarial gains related to increase in discount rates	176
USD and GBP hedging instruments
Hedging instruments		€ 319
USD and GBP hedging instruments | Orange SA
Hedging instruments	€ 187